Average Annual Total Returns - LVIP SSGA Developed International 150 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	(4.10%)	4.93%	3.97%	(4.34%)	4.67%	3.71%	7.82%	7.45%	5.51%